Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Related party balances and transactions

27       Related party balances and transactions

CAAP is controlled by ACI Airports S.à r.l., which is controlled by CAI, previously denominated America Corporation International S.à r.l.), both of which are Luxembourg based companies.

CAI is controlled by SCF (CAAP’s ultimate parent company), a foundation created under the laws of Liechtenstein, having its corporate domicile in Vaduz. The foundation’s purpose is to manage its assets through the decisions adopted by its independent board of directors. The potential beneficiaries of this foundation are members of the Eurnekian family and religious, charitable and educational institutions. Interests in subsidiaries are set out in Note 2.B.

Transactions and balances with “Associates” are those carried out with entities over which CAAP exerts significant influence in accordance with IFRS but does not have control. Transactions and balances with related parties, which are not associates and are not consolidated are disclosed as “Other related parties”. The Group receives services from related parties, such as internal audit, management control, financial assistance, technology outsourcing services and construction services.

27       Related party balances and transactions (Cont.)

Summary of balances with related parties are:

	At December 31,
	2025	2024
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,480	2,379
Trade receivables with other related parties	1,913	2,734
Other receivables with associates	2,238	—
Other receivables with other related parties	9,478	9,239
Other financial assets with associates	2,408	3,260
Other financial assets with other related parties(1)	69,729	44,637
Trade payables to associates	(4,078)	(1,123)
Trade payables to other related parties	(4,184)	(3,877)
	78,984	57,249
(b) Other liabilities
Other liabilities to associates(2)	(12,651)	(13,813)
Other liabilities to other related parties	(1,169)	(1,237)
	(13,820)	(15,050)
(c) Other balances
Cash at banks in other related parties	28,142	34,102
	28,142	34,102

(1) As of December 31, 2025 mainly includes a loan and time deposits to other related parties amounting to USD 16.7 million and USD 50.0 million respectively (USD 15.1 million and USD 25.0 million respectively as of December 31, 2024).

As of December 31, 2025, the loan accrues interests at a fixed annual rate of 8.0% and matures in December 2026.

Time deposits with related parties include the following as of December 31, 2025:

			Contract	Contract amount (In
Contract date	Maturity date	Interest rate	currency	million of USD)
Jan-24	Jan-27	5.00%	USD	10.0
Feb-25	Feb-28	5.00%	USD	20.0
Jul-25	Jul-28	4.75%	USD	10.0
Aug-25	Aug-28	5.00%	USD	5.0
Aug-25	Aug-28	10.50%	DRAM	5.0
Total				50.0

27       Related party balances and transactions (Cont.)

Time deposits with related parties include the following as of December 31, 2024:

			Contract	Contract amount (In
Contract date	Maturity date	Interest rate	currency	million of USD)
Jan-24	Jan-27	5.00%	USD	10.0
Aug-24	Aug-25	9.60%	DRAM	5.0
Total				15.0

The Group’s investments reported in Other financial assets with related parties are considered to be low-risk investments. The credit ratings of the issuers are monitored for credit deterioration. The Group has not experienced significant losses from those assets.

(2) Includes deferred income from associates.

Summary of transactions with related parties are:

	For the year ended December 31,
	2025	2024	2023
Transactions
Aeronautical/Commercial revenue	29,617	27,120	14,267
Fees	(13,878)	(13,066)	(10,300)
Interest accruals	3,591	1,855	660
Acquisition of goods and services	(35,403)	(31,124)	(22,955)
Compensation to the Group’s key staff	(5,971)	(4,871)	(4,249)
Others	(2,173)	(2,593)	(4,198)

The Group leases buildings to other related parties, which are recognized under the scope of IFRS 16 and accounted in Lease liabilities line for an amount of USD 3,470 as of December 31, 2025 (USD 4,677 as of December 31, 2024). Additionally, the Group has variable equipment leases with other related parties that are excluded from the lease liability according to IFRS 16. Transactions related to those leases are included in Acquisition of goods and services line for an amount of USD 4,445 (USD 5,969 as of December 31, 2024).

As of December 31, 2024 the Group acquired from other related parties the non - controlling participation of CASA for USD 30,949 described in note 25.d.